GOODWILL - Narrative (Details)	12 Months Ended			36 Months Ended		72 Months Ended
	Dec. 31, 2022 USD ($) cGU $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Jan. 01, 2021 USD ($) $ / shares
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units | cGU	1
Market capitalization	$ 2,702,600,000	$ 1,439,000,000		$ 1,439,000,000		$ 1,439,000,000		$ 1,229,600,000
Closing share price (in USD per share) | $ / shares	$ 12.14	$ 7.07		$ 7.07		$ 7.07		$ 6.22
Equity	$ 2,259,899,000	$ 1,642,041,000	$ 1,604,865,000	$ 1,642,041,000	$ 1,604,865,000	$ 1,642,041,000	$ 1,604,865,000
Merger transactions threshold for goodwill impairment review				$ 100,000,000	$ 100,000,000
Average control premiums		30.70%		30.70%		30.70%		32.50%
Market capitalization, recoverable amount		$ 1,880,700,000		$ 1,880,700,000		$ 1,880,700,000		$ 1,629,300,000
Impairment loss recognised in profit or loss, goodwill	0	$ 0	0
Equity price risk
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Potential goodwill impairment	$ 112,500,000
Share price which would have resulted in the impairment of all of the carrying value of goodwill (in USD per share) | $ / shares	$ 9.65
Minimum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Average control premiums		29.30%		29.30%		29.30%
Maximum
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Average control premiums		32.20%		32.20%		32.20%
Global Marine Transport Sector Transactions
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger transactions threshold for goodwill impairment review						$ 100,000,000	$ 100,000,000
North America
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Merger transactions threshold for goodwill impairment review		$ 25,000,000	$ 25,000,000